PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	$ 53,005
Additions	820
Acquisitions through business combinations	4,933
Dispositions	(599)
Depreciation	(1,056)
Foreign currency translation	(1,405)
Balance, end of period	55,698
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	33,590
Additions	202
Acquisitions through business combinations	2,883
Dispositions	(530)
Depreciation	(555)
Foreign currency translation	(781)
Balance, end of period	34,809
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	10,903
Additions	284
Acquisitions through business combinations	487
Dispositions	(10)
Depreciation	(214)
Foreign currency translation	(395)
Balance, end of period	11,055
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	5,779
Additions	186
Acquisitions through business combinations	1,374
Dispositions	(6)
Depreciation	(145)
Foreign currency translation	(106)
Balance, end of period	7,082
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	2,733
Additions	148
Acquisitions through business combinations	189
Dispositions	(53)
Depreciation	(142)
Foreign currency translation	(123)
Balance, end of period	$ 2,752